Notes payable - Narrative - Needham Bank (Details) - Line of credit - USD ($) $ in Thousands	Dec. 31, 2024	Nov. 06, 2024
Notes payable
Original facility size	$ 655,725
Needham LOC
Notes payable
Original facility size	40,000
Needham LOC | Revolving credit facility
Notes payable
Original facility size		$ 40,000
Additional borrowing capacity		$ 20,000
Loan-to-value ratio threshold		80.00%
Line of credit outstanding	$ 11,100